Cash and Cash Equivalents - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Short-term bank deposits	$ 2,236	$ 2,233
Cash and bank accounts	5,002	4,841
Cash and cash equivalents	7,238	7,074	[1]	$ 10,472	[1]
Bank overdrafts	(68)	(114)
Total	$ 7,169	$ 6,960		$ 10,355		$ 8,395

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.